UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  11/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-14705         Parsow Management LLC
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      111,646
                                         --------------
                                         (In Thousands)

List of Other Included Managers:

     No.     Form 13F File Number          Name

     1.      28-14705                      Parsow Management LLC

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
American International Group COM            26874784       314     9,000 SH       SOLE                    9,000      0    0
Apple Computer Inc           COM            37833100       485       815 SH       SOLE                      815      0    0
Bankunited Inc               COM            06652K103    1,254    52,900 SH       SOLE                   52,900      0    0
Berkshire Hathaway Inc. Del  CL A           84670108     6,475        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del  CL B           84670702     9,369   108,500 SH       SOLE                  108,500      0    0
BP PLC-SPONS ADR             ADRS           55622104     1,094    25,500 SH       SOLE                   25,500      0    0
Cadiz Inc.                   COM            127537207    1,490   173,300 SH       SOLE                  173,300      0    0
Chesapeake Energy Corp.      COM            165167107      223    11,000 SH       SOLE                   11,000      0    0
Ciber Inc                    COM            17163B102       47    15,000 SH       SOLE                   15,000      0    0
Cisco Systems Inc.           COM            17275R102      274    16,000 SH       SOLE                   16,000      0    0
Citigoup Inc.                COM            172967424      374    10,000 SH       SOLE                   10,000      0    0
CME Group Inc.               COM            12572Q105    2,008    35,900 SH       SOLE                   35,900      0    0
Columbia Laboratories Inc.   COM            197779101       16    23,200 SH       SOLE                   23,200      0    0
Cons Tomoka Land Co-Florida  COM            210226106      368    11,209 SH       SOLE                   11,209      0    0
Crexendo Inc                 COM            226552107      195    84,704 SH       SOLE                   84,704      0    0
Diamond Offshore Drilling    COM            25271C102      388     5,600 SH       SOLE                    5,600      0    0
Dow Chem Co.                 COM            260543103      610    20,825 SH       SOLE                   20,825      0    0
Enerplus Resources Fund      UNIT           292766102      820    51,000 SH       SOLE                   51,000      0    0
Fortegra Financial Corp.     COM            34954W104      295    33,228 SH       SOLE                   33,228      0    0
Frontier Communications Corp COM            35906A108    1,414   299,000 SH       SOLE                  299,000      0    0
Fuel Tech Inc.               COM            359523107      136    33,350 SH       SOLE                   33,350      0    0
General Electric Co          COM            369604103      813    38,600 SH       SOLE                   38,600      0    0
Goldman Sachs Group Inc      COM            38141G104      502     4,100 SH       SOLE                    4,100      0    0
Google Inc                   CL A           38259P508    1,357     1,995 SH       SOLE                    1,995      0    0
Hewlett-Packard Co           COM            428236103      202    14,600 SH       SOLE                   14,600      0    0
Hollywood Media Corp         COM            436233100      327   235,001 SH       SOLE                  235,001      0    0
Innodata Isogen Inc          COM            457642205      159    44,300 SH       SOLE                   44,300      0    0
Johnson & Johnson            COM            478160104      255     3,600 SH       SOLE                    3,600      0    0
JPMorgan Chase & Co.         COM            46625H100      271     6,500 SH       SOLE                    6,500      0    0
Kennedy-Wilson Hldgs         COM            489398107   52,296 3,682,800 SH       SOLE                3,682,800      0    0
KKR Financial Holdings       REIT           48248A306      402    39,400 SH       SOLE                   39,400      0    0
MDC Partners Inc             COM            552697104    1,630   144,018 SH       SOLE                  144,018      0    0
Microsoft Corp.              COM            594918104    1,655    58,000 SH       SOLE                   58,000      0    0
Nucor Corp.                  COM            670346105      887    22,100 SH       SOLE                   22,100      0    0
NYSE Euronext                COM            629491101    1,020    41,200 SH       SOLE                   41,200      0    0
Orbit International Corp.    COM            685559304    2,537   829,000 SH       SOLE                  829,000      0    0
Penn West Petroleum Trust    UNIT           707887105      924    71,100 SH       SOLE                   71,100      0    0
Perma-Fix Environmental Svcs COM            714157104      283   321,582 SH       SOLE                  321,582      0    0
Polymet Mining Corp.         COM            731916102      229   208,000 SH       SOLE                  208,000      0    0
Proshares Short Dow 30       ETF            74347R701    1,147    33,000 SH       SOLE                   33,000      0    0
Proshares Short S&P 500      ETF            74347R503    1,427    41,100 SH       SOLE                   41,100      0    0
Reading International Inc    CL A           755408101      392    64,800 SH       SOLE                   64,800      0    0
Sandridge Energy Inc         COM            80007P307      131    21,100 SH       SOLE                   21,100      0    0
Taylor Devices Inc           COM            877163105      260    30,146 SH       SOLE                   30,146      0    0
Ultra Petroleum Corp         COM            903914109    1,562    68,500 SH       SOLE                   68,500      0    0
USEC Inc.                    COM            90333E108       14    20,000 SH       SOLE                   20,000      0    0
Viacom Inc                   CL B           92553P201      241     4,700 SH       SOLE                    4,700      0    0
White Mtns Ins Group Ltd     COM            G9618E107   13,074    25,500 SH       SOLE                   25,500      0    0


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